FPA CAPITAL FUND, INC.

Portfolio of investments

December 31, 2020

(Unaudited)

COMMON STOCKS	Shares	Fair Value
COMMUNICATIONS EQUIPMENT — 6.6%
InterDigital, Inc.	235,295	$14,277,701

INFORMATION TECHNOLOGY SERVICES — 6.5%
CSG Systems International, Inc.	84,752	$3,819,773
Fabrinet (Thailand) (a)	47,416	3,679,007
Science Applications International Corp.	69,619	6,588,742
		$14,087,522
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 5.6%
Carter's, Inc.	58,772	$5,528,682
G-III Apparel Group Ltd.(a)	97,799	2,321,748
PVH Corp.	45,166	4,240,636
		$12,091,066
P&C INSURANCE — 4.2%
Horace Mann Educators Corp.	140,098	$5,889,720
RLI Corp.	31,542	3,285,099
		$9,174,819
LIFE SCIENCE EQUIPMENT — 4.0%
American Equity Investment Life Holding Co.	172,728	$4,777,656
American National Group, Inc.	17,128	1,646,343
CNO Financial Group, Inc.	101,881	2,264,815
		$8,688,814
CONTAINERS & PACKAGING — 3.9%
Graphic Packaging Holding Co.	497,217	$8,422,856

SEMICONDUCTOR DEVICES — 3.7%
Synaptics, Inc.(a)	50,511	$4,869,260
Vishay Intertechnology, Inc.	147,569	3,056,154
		$7,925,414
INDUSTRIALS — 3.5%
CSW Industrials, Inc.	41,717	$4,668,550
L B Foster Co. (Class A)(a)	62,348	938,337
MasTec, Inc.(a)	27,895	1,901,881
		$7,508,768
PACKAGED FOOD — 3.1%
TreeHouse Foods, Inc.(a)	155,980	$6,627,590

BANKS — 2.9%
Axos Financial, Inc.(a)	51,394	$1,928,817
Investors Bancorp, Inc.	209,030	2,207,357
ServisFirst Bancshares, Inc.	52,900	2,131,341
		$6,267,515
TECHNOLOGY DISTRIBUTORS — 2.7%
Arrow Electronics, Inc.(a)	31,199	$3,035,663

FPA CAPITAL FUND, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
SYNNEX Corp.	35,731	2,909,932
		$5,945,595
OIL & GAS SERVICES & EQUIPMENT — 2.6%
New Jersey Resources Corp.	83,976	$2,985,347
South Jersey Industries, Inc.	124,757	2,688,513
		$5,673,860
OTHER WHOLESALERS — 2.6%
Schweitzer-Mauduit International, Inc.	138,445	$5,566,873

INDUSTRIAL DISTRIBUTION & RENTAL — 2.5%
MSC Industrial Direct Co., Inc. (Class A)	61,324	$5,175,132
VSE Corp.	7,540	290,215
		$5,465,347
AGRICULTURAL MACHINERY — 1.8%
AGCO Corporation	12,587	$1,297,594
Darling Ingredients, Inc.(a)	46,301	2,670,642
		$3,968,236
CEMENT & AGGREGATES — 1.7%
Oshkosh Corp.	43,363	$3,732,253

FLOW CONTROL EQUIPMENT — 1.4%
Graco, Inc.	43,268	$3,130,440

APPLICATION SOFTWARE — 1.2%
Concentrix Corp.(a)	25,461	$2,513,001

HEALTH CARE SUPPLY CHAIN — 1.1%
Owens & Minor, Inc.	86,472	$2,339,068

PUBLISHING & BROADCASTING — 0.9%
Scholastic Corp.	78,697	$1,967,425

ELECTRICAL COMPONENTS — 0.8%
Chase Corp.	6,607	$667,373
Littelfuse, Inc.	3,813	971,019
		$1,638,392
BASIC & DIVERSIFIED CHEMICALS — 0.7%
Livent Corp.(a)	79,440	$1,496,650

AIRCRAFT & PARTS — 0.7%
Ducommun, Inc.(a)	27,095	$1,455,001

OTHER COMMERCIAL SERVICES — 0.5%
UniFirst Corp.	4,923	$1,042,150

FPA CAPITAL FUND, INC.

Portfolio of investments (Continued)

December 31, 2020

(Unaudited)

COMMON STOCKS - Continued	Shares or Principal Amount	Fair Value
METAL SERVICE CENTER & OTHER WHOLESALERS — 0.4%
Colfax Corp.(a)	23,767	$908,850

INTERNET MEDIA — 0.3%
TripAdvisor, Inc.(a)	25,406	$731,185

HOME & OFFICE FURNISHINGS — 0.2%
Aaron's Co., Inc. (The)(a)	17,421	$330,302

TOTAL COMMON STOCKS — 66.1% (Cost $128,087,504)		$142,976,693

BONDS & DEBENTURES

U.S. TREASURIES — 25.6%
U.S. Treasury Bills — 0.096% 2/25/2021(b)	$12,350,000	$12,348,308
U.S. Treasury Bills — 0.095% 3/25/2021(b)	10,000,000	9,998,002
U.S. Treasury Bills — 0.093% 4/22/2021(b)	7,830,000	7,827,877
U.S. Treasury Bills — 0.091% 5/20/2021(b)	10,163,000	10,159,053
U.S. Treasury Bills — 0.070% 6/17/2021(b)	15,000,000	14,993,586

TOTAL U.S. TREASURIES (Cost $55,328,468)		$55,326,826

TOTAL BONDS & DEBENTURES — 25.6% (Cost $55,328,468)		$55,326,826

TOTAL INVESTMENT SECURITIES — 91.7% (Cost $183,415,972)		$198,303,519

SHORT-TERM INVESTMENTS — 8.7%
State Street Bank Repurchase Agreement — 0.00% 1/4/2021
(Dated 12/31/2020, repurchase price of $18,783,000, collateralized by $19,165,300 principal amount U.S. Treasury Bill — 0.00% 2021, fair value $19,158,669)	$18,783,000	$18,783,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,783,000)		$18,783,000

TOTAL INVESTMENTS — 100.4% (Cost $202,198,972)		$217,086,519
Other assets and liabilities, net — (0.4)%		(848,091)
NET ASSETS — 100.0%		$216,238,428

(a)	Non-income producing security.
(b)	Zero coupon bond. Coupon amount represents effective yield to maturity.

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, defaults, and collateral The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Communications Equipment	$14,277,701	—	—	$14,277,701
Information Technology Services	14,087,522	—	—	14,087,522
Apparel, Footwear & Accessory Design	12,091,066	—	—	12,091,066
P&C Insurance	9,174,819	—	—	9,174,819
Life Science Equipment	8,688,814	—	—	8,688,814
Containers & Packaging	8,422,856	—	—	8,422,856
Semiconductor Devices	7,925,414	—	—	7,925,414
Industrials	7,508,768	—	—	7,508,768
Packaged Food	6,627,590	—	—	6,627,590
Banks	6,267,515	—	—	6,267,515
Technology Distributors	5,945,595	—	—	5,945,595
Oil & Gas Services & Equipment	5,673,860	—	—	5,673,860
Other Wholesalers	5,566,873	—	—	5,566,873
Industrial Distribution & Rental	5,465,347	—	—	5,465,347
Agricultural Machinery	3,968,236	—	—	3,968,236
Cement & Aggregates	3,732,253	—	—	3,732,253
Flow Control Equipment	3,130,440	—	—	3,130,440
Application Software	2,513,001	—	—	2,513,001
Health Care Supply Chain	2,339,068	—	—	2,339,068
Publishing & Broadcasting	1,967,425	—	—	1,967,425
Electrical Components	1,638,392	—	—	1,638,392
Basic & Diversified Chemicals	1,496,650	—	—	1,496,650
Aircraft & Parts	1,455,001	—	—	1,455,001
Other Commercial Services	1,042,150	—	—	1,042,150
Metal Service Center & Other Wholesalers	908,850	—	—	908,850
Internet Media	731,185	—	—	731,185
Home & Office Furnishings	330,302	—	—	330,302
U.S. Treasuries	—	$55,326,826	—	55,326,826
Short-Term Investment	—	18,783,000	—	18,783,000
	$142,976,693	$74,109,826	—	$217,086,519

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period.

There were no signifcant transfers into or out of Level 3 during the period ended December 31, 2020.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2020 (excluding short-term investments), was $183,609,645 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$15,211,874
Gross unrealized depreciation:	(518,000)
Net unrealized appreciation:	$14,693,874